Long-term debt - Revolving Credit Facilities (Details)	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($)	Feb. 28, 2022 USD ($)	Jul. 31, 2021 USD ($) creditFacility	Dec. 31, 2023 USD ($) creditFacility	Dec. 31, 2022 USD ($) creditFacility	Oct. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	May 31, 2021 USD ($)
Revolving Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Number of long-term credit facilities | creditFacility				3	3
Credit facilities, maximum aggregate borrowings				$ 700,000,000	$ 700,000,000		$ 50,000,000
Credit facilities, aggregate borrowings undrawn				380,000,000	700,000,000
Amount drawn of credit facility				$ 320,000,000	$ 0
Revolving Credit Facilities | Line of Credit | Minimum
Debt Instrument [Line Items]
Commitment fee on undrawn amount				0.45%	0.45%
Revolving Credit Facilities | Line of Credit | Maximum
Debt Instrument [Line Items]
Commitment fee on undrawn amount				1.00%	0.50%
Revolving Credit Facilities | Line of Credit | Unsecured Revolving, 3 Year
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings		$ 250,000,000
Term of debt		3 years
Revolving Credit Facilities | Line of Credit | Unsecured Revolving, 2 Year
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings		$ 150,000,000
Term of debt		2 years
Term Loan Credit Facility
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings				$ 2,367,516,000	$ 3,751,731,000
Credit facilities, aggregate borrowings undrawn				$ 1,191,936,000	$ 2,518,743,000
Term Loan Credit Facility | Line of Credit
Debt Instrument [Line Items]
Number of long-term credit facilities | creditFacility			2
Credit facilities, maximum aggregate borrowings	$ 250,000,000		$ 6,500,000			$ 1,170,918,000	$ 108,000,000	$ 1,077,137,000	$ 633,088,000	$ 6,500,000
Term of debt	2 years
Term Loan Credit Facility | Line of Credit | Minimum
Debt Instrument [Line Items]
Commitment fee on undrawn amount				0.44%	0.25%
Term Loan Credit Facility | Line of Credit | Maximum
Debt Instrument [Line Items]
Commitment fee on undrawn amount				0.49%	0.58%